Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Schedule of financial liabilities measured at fair value on a recurring basis

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liability - Series A	$—	$—	$1,812,000	$1,812,000
Warrant liability - Series B	—	—	6,040,000	6,040,000
	$—	$—	$7,852,000	$7,852,000

Schedule of assumptions used for the fair value calculations of the warrants

	September 14, 2022		December 31, 2022
	Series A	Series B	Series A	Series B
Stock price	$0.71	$0.71	$0.47	$0.47
Exercise price	$0.85	$0.85	$0.85	$0.85
Expected term (in years)	2.0	7.0	1.7	6.7
Volatility	100.0%	120.0%	80.0%	120.0%
Risk-free rate	3.78%	3.52%	4.37%	3.96%

Schedule of the activity in the warrant liability

	Series A	Series B	Total
Fair value at January 1, 2022	$—	$—	$—
Issuance of warrant	5,285,000	9,513,000	14,798,000
Change in fair value	(3,473,000)	(3,473,000)	(6,946,000)
Fair value at December 31, 2022	$1,812,000	$6,040,000	$7,852,000